united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2735

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

2022
Semi - Annual Report
AL FRANK FUND

Al Frank Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, compared to its benchmark:

			Annualized
					Since Inception
	Six Month	One Year	Five Year	Ten Year	(1/2/98)
Al Frank Fund - Advisor Class**	(17.20)%	(13.55)%	8.01%	10.53%	9.92%
S&P 500® Total Return Index***	(19.96)%	(10.62)%	11.31%	12.96%	7.68%
Russell 3000® Total Return Index****	(21.10)%	(13.87)%	10.60%	12.57%	7.73%

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would have been reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would have been reduced.

*	Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. The Fund’s total annual operating expenses are 1.42% for the Advisor Class, per the May 1, 2022 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.24% for the Advisor Class.

**	Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the commencement of operations of the Advisor Class shares reflects the performance of the Fund’s Investor Class shares which commenced operations on January 2, 1998, and is adjusted to reflect the lower operating expenses of the Advisor Class shares. Unadjusted performance of the Investor Class shares would have been lower.

***	The S&P Total Return 500® Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.

****	The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. You cannot invest directly in an index.

Holdings By Asset Class as of June 30, 2022	% of Net Assets
Information Technology	21.6%
Financials	16.1%
Industrials	14.0%
Health Care	13.6%
Consumer Discretionary	7.8%
Communication Services	6.1%
Materials	5.1%
Energy	5.1%
Consumer Staples	3.7%
Real Estate	3.4%
Utilities	1.1%
Other, Cash & Cash Equivalents	2.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.6%
	COMMUNICATION SERVICES — 6.1%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$784,800

	ENTERTAINMENT CONTENT - 1.3%
9,000	Walt Disney Company (The)(a)	849,600

	INTERNET MEDIA & SERVICES - 2.8%
650	Alphabet, Inc., Class C(a)	1,421,843
2,500	Meta Platforms, Inc., Class A(a)	403,125
		1,824,968
	TELECOMMUNICATIONS - 0.8%
11,000	Verizon Communications, Inc.	558,250

	TOTAL COMMUNICATION SERVICES (Cost $2,062,690)	4,017,618

	CONSUMER DISCRETIONARY — 7.8%
	AUTOMOTIVE - 1.1%
22,500	General Motors Company(a)	714,600

	HOME & OFFICE PRODUCTS - 1.3%
5,500	Whirlpool Corporation	851,785

	HOME CONSTRUCTION - 1.2%
25,000	MDC Holdings, Inc.	807,750

	LEISURE FACILITIES & SERVICES - 0.5%
10,000	Royal Caribbean Cruises Ltd.(a)	349,100

	RETAIL - CONSUMER STAPLES - 1.1%
5,000	Target Corporation	706,150

	RETAIL - DISCRETIONARY - 2.6%
20,000	Foot Locker, Inc.	505,000

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	CONSUMER DISCRETIONARY — 7.8% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
18,500	Kohl’s Corporation	$660,265
25,000	Nordstrom, Inc.	528,250
		1,693,515

	TOTAL CONSUMER DISCRETIONARY (Cost $3,704,638)	5,122,900

	CONSUMER STAPLES — 3.7%
	FOOD - 1.2%
9,650	Tyson Foods, Inc., Class A	830,479

	RETAIL - CONSUMER STAPLES - 1.2%
6,500	Walmart, Inc.	790,270

	WHOLESALE - CONSUMER STAPLES - 1.3%
10,750	Archer-Daniels-Midland Company	834,200

	TOTAL CONSUMER STAPLES (Cost $778,913)	2,454,949

	ENERGY — 5.1%
	OIL & GAS PRODUCERS - 5.1%
12,000	EOG Resources, Inc.	1,325,280
11,500	Exxon Mobil Corporation	984,860
19,000	TotalEnergies S.E. - ADR	1,000,160
		3,310,300

	TOTAL ENERGY (Cost $2,432,118)	3,310,300

	FINANCIALS — 16.1%
	BANKING - 9.1%
30,000	Bank of America Corporation	933,900
24,000	Fifth Third Bancorp	806,400
11,750	JPMorgan Chase & Company	1,323,168
60,000	Old National Bancorp	887,400

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	FINANCIALS — 16.1% (Continued)
	BANKING - 9.1% (Continued)
6,000	PNC Financial Services Group, Inc. (The)	$946,620
22,000	Truist Financial Corporation	1,043,460
		5,940,948
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
4,500	Goldman Sachs Group, Inc. (The)	1,336,590

	INSURANCE - 3.4%
18,000	MetLife, Inc.	1,130,220
11,500	Prudential Financial, Inc.	1,100,320
		2,230,540
	SPECIALTY FINANCE - 1.6%
10,000	Capital One Financial Corporation	1,041,900

	TOTAL FINANCIALS (Cost $5,397,360)	10,549,978

	HEALTH CARE — 13.6%
	BIOTECHNOLOGY & PHARMACEUTICALS - 7.4%
4,750	Amgen, Inc.	1,155,675
6,000	Johnson & Johnson	1,065,060
11,000	Merck & Company, Inc.	1,002,870
4,000	Moderna, Inc.(a)	571,400
20,000	Pfizer, Inc.	1,048,600
		4,843,605
	HEALTH CARE FACILITIES & SERVICES - 3.0%
18,000	Cardinal Health, Inc.	940,860
11,000	CVS Health Corporation	1,019,260
1	Encompass Health Corporation	56
		1,960,176
	MEDICAL EQUIPMENT & DEVICES - 3.2%
8,500	Abbott Laboratories	923,525
7,000	Medtronic PLC	628,250
5,000	Zimmer Biomet Holdings, Inc.	525,300

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	HEALTH CARE — 13.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
500	Zimvie, Inc.(a)	$8,005
		2,085,080

	TOTAL HEALTH CARE (Cost $5,992,007)	8,888,861

	INDUSTRIALS — 14.0%
	AEROSPACE & DEFENSE - 1.8%
2,750	Lockheed Martin Corporation	1,182,390

	COMMERCIAL SUPPORT SERVICES - 1.4%
12,000	ManpowerGroup, Inc.	916,920

	DIVERSIFIED INDUSTRIALS - 1.3%
6,500	Eaton Corporation PLC	818,935

	ELECTRICAL EQUIPMENT - 1.1%
4,700	Acuity Brands, Inc.	723,988

	MACHINERY - 3.5%
6,500	Caterpillar, Inc.	1,161,940
3,734	Deere & Company	1,118,221
		2,280,161
	RENEWABLE ENERGY - 0.6%
6,500	EnerSys	383,240

	TRANSPORTATION & LOGISTICS - 3.0%
4,500	FedEx Corporation	1,020,195
4,250	Norfolk Southern Corporation	965,982
		1,986,177

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	INDUSTRIALS — 14.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.3%
4,500	Cummins, Inc.	$870,885

	TOTAL INDUSTRIALS (Cost $5,039,542)	9,162,696

	INFORMATION TECHNOLOGY — 21.6%
	SEMICONDUCTORS - 5.8%
25,000	Cohu, Inc.(a)	693,750
18,000	Intel Corporation	673,380
2,150	Lam Research Corporation	916,222
7,000	Micron Technology, Inc.	386,960
9,000	QUALCOMM, Inc.	1,149,660
		3,819,972
	SOFTWARE - 4.4%
5,000	Microsoft Corporation	1,284,150
36,000	NortonLifeLock, Inc.	790,560
11,000	Oracle Corporation	768,570
		2,843,280
	TECHNOLOGY HARDWARE - 9.9%
11,000	Apple, Inc.	1,503,920
15,500	Benchmark Electronics, Inc.	349,680
18,000	Cisco Systems, Inc.	767,520
30,000	Corning, Inc.	945,300
30,000	Juniper Networks, Inc.	855,000
5,000	Lumentum Holdings, Inc.(a)	397,100
11,000	NetApp, Inc.	717,640
13,000	Seagate Technology Holdings PLC	928,720
		6,464,880
	TECHNOLOGY SERVICES - 1.5%
7,100	International Business Machines Corporation	1,002,449

	TOTAL INFORMATION TECHNOLOGY (Cost $6,598,645)	14,130,581

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	MATERIALS — 5.1%
	CHEMICALS - 2.9%
4,800	Albemarle Corporation	$1,003,104
7,500	Celanese Corporation	882,075
		1,885,179
	CONTAINERS & PACKAGING - 1.3%
20,500	International Paper Company	857,515

	METALS & MINING - 0.9%
10,000	Newmont Corporation	596,700

	TOTAL MATERIALS (Cost $1,700,247)	3,339,394

	REAL ESTATE — 3.4%
	DATA CENTER REIT - 1.1%
5,500	Digital Realty Trust, Inc.	714,065

	HEALTH CARE REIT - 1.1%
40,000	Physicians Realty Trust	698,000

	RETAIL REIT - 1.2%
40,000	Kimco Realty Corporation	790,800

	TOTAL REAL ESTATE (Cost $1,684,623)	2,202,865

	UTILITIES — 1.1%
	ELECTRIC UTILITIES - 1.1%
10,000	Pinnacle West Capital Corporation	731,200

	TOTAL UTILITIES (Cost $804,992)	731,200

	TOTAL COMMON STOCKS (Cost $36,195,775)	63,911,342

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
1,667,317	Fidelity Government Portfolio, Class I, 1.21% (Cost $1,667,317)(b)	$1,667,317

	TOTAL INVESTMENTS - 100.1% (Cost $37,863,092)	$65,578,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,856)
	NET ASSETS - 100.0%	$65,533,803

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$37,863,092
At value	$65,578,659
Dividends and interest receivable	74,015
Prepaid expenses & other assets	16,330
TOTAL ASSETS	65,669,004

LIABILITIES
Investment advisory fees payable	43,874
Audit fees payable	8,237
Payable to Related Parties	56,468
Accrued expenses and other liabilities	26,622
TOTAL LIABILITIES	135,201
NET ASSETS	$65,533,803

Net Assets Consist Of:
Paid in capital	$33,218,565
Accumulated earnings	32,315,238
NET ASSETS	$65,533,803

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$65,533,803
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,717,958
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.11

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months ended June 30, 2022

INVESTMENT INCOME
Dividends *	$911,377
Interest	2,191
TOTAL INVESTMENT INCOME	913,568

EXPENSES
Investment advisory fees	376,107
Distribution (12b-1) fees:
Investor Class	49,185
Administration fees	38,232
Transfer agent fees	32,845
Fund accounting fees	26,756
Registration fees	21,411
Trustees’ fees	20,416
Legal fees	18,452
Compliance officer fees	10,177
Audit fees	8,738
Shareholder reporting expense	8,123
Insurance expense	6,349
Third party administrative servicing fees	6,285
Custody fees	2,824
Other expenses	3,071
TOTAL EXPENSES	628,971

Less: Fees waived by the Adviser	(114,499)

NET EXPENSES	514,472
NET INVESTMENT INCOME	399,096

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	2,838,887
Net change in unrealized depreciation on investments	(17,028,301)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,189,414)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,790,318)

*	Includes withholding tax of $5,005.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
FROM OPERATIONS
Net investment income	$399,096	$466,655
Net realized gain from investments	2,838,887	5,494,885
Net change in unrealized appreciation/(depreciation) on investments	(17,028,301)	11,209,338
Net increase/(decrease) in net assets resulting from operations	(13,790,318)	17,170,878

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Class	—	(4,785,124)
Advisor Class	—	(413,166)
Net decrease in net assets from distributions to shareholders	—	(5,198,290)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Investor Class	575,707	6,185,844
Advisor Class ^	70,434,158	2,825,329
Net asset value of shares issued in reinvestment of distributions
Investor Class	—	4,687,204
Advisor Class	—	408,732
Payments for shares redeemed
Investor Class ^	(73,222,287)	(11,734,998)
Advisor Class	(1,096,900)	(2,966,989)
Redemption fee proceeds
Investor Class	224	3,179
Advisor Class	34	223
Net decrease in net assets from shares of beneficial interest	(3,309,064)	(591,476)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(17,099,382)	11,381,112

NET ASSETS
Beginning of Year/Period	82,633,185	71,252,073
End of Year/Period	$65,533,803	$82,633,185

^	2,540,476 Investor Class shares converted into 2,533,069 Advisor Class shares, amounting to $70,292,424, on April 7, 2022.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the
	June 30, 2022	Year Ended
	(Unaudited)	December 31, 2021
SHARE ACTIVITY - INVESTOR CLASS
Shares sold	20,429	214,025
Shares reinvested	—	164,348
Shares redeemed ^	(2,643,807)	(406,040)
Net decrease in shares of beneficial interest outstanding	(2,623,378)	(27,667)

SHARE ACTIVITY - ADVISOR CLASS
Shares sold ^	2,538,375	95,655
Shares reinvested	—	14,301
Shares redeemed	(40,954)	(102,719)
Net increase in shares of beneficial interest outstanding	2,497,421	7,237

^	2,540,476 Investor Class shares converted into 2,533,069 Advisor Class shares, amounting to $70,292,424, on April 7, 2022.

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Advisor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$29.12		$24.92	$24.24	$20.76	$24.83	$23.30
Activity from investment operations:
Net investment income (1)	0.17		0.24	0.46	0.36	0.31	0.38
Net realized and unrealized gain/(loss) on investments	(5.18)		5.95	2.01	4.94	(2.15)	3.80
Total from investment operations	(5.01)		6.19	2.47	5.30	(1.84)	4.18
Less distributions from:
Net investment income	—		(0.26)	(0.50)	(0.37)	(0.32)	(0.37)
Net realized gain on investments	—		(1.73)	(1.29)	(1.45)	(1.91)	(2.28)
Total distributions	—		(1.99)	(1.79)	(1.82)	(2.23)	(2.65)
Paid in capital from redemption fees (1)(4)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$24.11		$29.12	$24.92	$24.24	$20.76	$24.83
Total return (2)	(17.20	) (6)	24.98%	10.24%	25.78%	(7.83)%	18.05%
Net assets, at end of period (000s)	$65,534		$6,421	$5,316	$5,267	$5,033	$6,376
Ratio of gross expenses to average net assets (3)	1.55	% (5)	1.42%	1.43%	1.38%	1.39%	1.36%
Ratio of net expenses to average net assets	1.24	% (5)	1.24%	1.24%	1.24%	1.24%	1.25%
Ratio of net investment income to average net assets	1.30	% (5)	0.83%	2.09%	1.54%	1.23%	1.52%
Portfolio turnover rate	2.51	% (6)	5.10%	3.72%	1.78%	16.28%	22.16%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Advisor Class commenced operations on April 30, 2006. Advisor Class Shares are offered at net asset value without the imposition of any sales charge. Effective at the close of business on April 7, 2022, all outstanding Investor Class shares of the Fund were converted to Advisor Class shares of the Fund and Investor Class shares of the Fund were no longer offered for sale to new investors. Investor Class shares had commenced operations on January 2, 1998.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021, or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)(Continued)

D.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2022, the Al Frank Fund assessed $258 in redemption fees.

E.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

F.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 – SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument, factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)(Continued)

determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$4,017,618	$—	$—	$4,017,618
Consumer Discretionary	5,122,900	—	—	5,122,900
Consumer Staples	2,454,949	—	—	2,454,949
Energy	3,310,300	—	—	3,310,300
Financials	10,549,978	—	—	10,549,978
Health Care	8,888,861	—	—	8,888,861
Industrials	9,162,696	—	—	9,162,696
Information Technology	14,130,581	—	—	14,130,581
Materials	3,339,394	—	—	3,339,394
Real Estate	2,202,865	—	—	2,202,865
Utilities	731,200	—	—	731,200
Total Common Stocks	63,911,342	—	—	63,911,342
Short-Term Investment
Money Market Fund	1,667,317	—	—	1,667,317
Total Short-Term Investment	1,667,317	—	—	1,667,317
Total Investments	$65,578,659	$—	$—	$65,578,659

There were no Level 3 securities held in the Fund during the six months ended June 30, 2022.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)(Continued)

NOTE 4 – INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the six months ended June 30, 2022, the Adviser earned $376,107 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2022, the Adviser waived its fees in the amount of $114,499.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2022	12/31/2023	12/31/2024
$ 105,460	$ 120,036	$ 146,546

During the year ended December 31, 2021, $133,701 of previously waived fees expired unrecouped.

Distributor – The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Board had adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Investor Class shares (the “Investor Class Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Investor Class Plan, the Fund was permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Fund paid the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan was a compensation plan, which means that compensation was provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2022, the Investor Class shares incurred 12b-1 fees of $49,185. For the six months ended June 30, 2022, the Investor Class shares paid the Distributor underwriting fees of $0. Investor Class shares converted to Advisor Class shares on April 7, 2022 and are no longer offered.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)(Continued)

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $1,859,538 and $4,851,576, respectively.

NOTE 6 – AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$37,856,732

Unrealized Appreciation	$28,334,771
Unrealized Depreciation	(612,844)
Tax Net Unrealized Appreciation	$27,721,927

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$619,618	$1,350,709
Long-Term Capital Gain	4,578,672	3,321,586
	$5,198,290	$4,672,295

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Earnings
$—	$1,355,328	$—	$—	$—	$44,750,228	$46,105,556

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of loss on wash sales and C-Corporation return of capital distributions.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2022 (Unaudited)(Continued)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, Charles Schwab and Co. held approximately 25.3% of the voting securities of the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
EXPENSE EXAMPLES at June 30, 2022

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Advisor Class at the beginning of the period and held for the entire period (1/1/22 – 6/30/22).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% per the operating expenses limitation agreement for the Al Frank Fund Advisor Class. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

			Expenses Paid	Expense Ratio
	Beginning Account	Ending Account	During Period *	During Period **
Actual	Value 1/1/2022	Value 6/30/2022	1/1/22-6/30/22	1/1/22-6/30/22
Al Frank Fund
Advisor Class	$1,000.00	$828.00	$5.62	1.24%
Hypothetical (5% return before Expenses)
Al Frank Fund
Advisor Class	$1,000.00	$1,018.65	$6.21	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2022 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 18 and 19, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement between Kovitz Investment Group Partners, LLC (“Kovitz”) and the Trust on behalf of the Al Frank Fund (the “Kovitz Advisory Agreement”)

Based on their evaluation of the information provided by Kovitz, in conjunction with the Al Frank Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Kovitz Advisory Agreement with respect to the Al Frank Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Kovitz Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Kovitz Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Kovitz Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Al Frank Fund. The materials also included due diligence materials relating to Kovitz (including due diligence questionnaires completed by Kovitz, select financial information of Kovitz, bibliographic information regarding Kovitz’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Kovitz Advisory Agreements with respect to the Al Frank Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Kovitz Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Kovitz Advisory Agreement. In considering the approval of the Kovitz Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Kovitz related to the proposed renewal of the Kovitz Advisory Agreement, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for the Al Frank Fund, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of Kovitz’s compliance infrastructure and the experience of its investment advisory personnel. The Board noted that Kovitz was an experienced investment adviser with seasoned senior management and that the performance of the Al Frank Fund supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of Kovitz with respect to a series of important questions, including: whether Kovitz was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to the Al Frank Fund; whether there were procedures in place to adequately allocate trades among its respective clients; and whether Kovitz’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under Kovitz’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with the Al Frank Fund’s investment limitations and discussed Kovitz’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Kovitz’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kovitz’s representation that the prospectus and statement of additional information for the Al Frank Fund accurately describe the investment strategies of the Al Frank Fund. The Board then reviewed the capitalization of Kovitz based on financial information provided by and representations made by Kovitz and its representatives and concluded that Kovitz was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to the Al Frank Fund. The Board concluded that Kovitz had sufficient

Al Frank Fund
SUPPLEMENTAL INFORMATION at June 30, 2022 (Unaudited)(Continued)

quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Kovitz Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Kovitz to the Al Frank Fund were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended September 30, 2021 for the Al Frank Fund. The Board noted the Al Frank Fund outperformed its peer group median, Morningstar category median, and benchmark, the S&P 500 Index, for the one year and since inception periods, and outperformed its peer group median and Morningstar category median but underperformed its benchmark for the three and five year periods. The Board further noted the Al Frank Fund was the only fund in its peer group and Morningstar category to outperform the S&P 500 Index since 1998. After further discussion, the Board concluded that the performance of the Al Frank Fund was acceptable.

Fees and Expenses. As to the costs of the services provided by Kovitz, the Board reviewed and discussed the advisory fee and total operating expenses of the Al Frank Fund as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the 1.00% advisory fee was at or near the high end of its Morningstar category and peer group although it was not the highest in its Morningstar category. The Board noted that the Al Frank Fund’s higher net expense ratio may be explained by relatively lower asset levels than some of its peers and less ability to benefit from economies of scale.

The Board then reviewed the contractual arrangements for the Al Frank Fund, which stated that Kovitz had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2023, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 1.49% and 1.24% of the Al Frank Fund’s average net assets for Investor Class and Advisor Class shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Kovitz’s experience, expertise and services provided to the Al Frank Fund, the advisory fee charged by Kovitz, although at the high end the Al Frank Fund’s peer group, was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Kovitz with respect to the Al Frank Fund based on profitability reports and profitability analyses provided by Kovitz. The Board also reviewed the selected financial information of Kovitz provided by Kovitz. After review and discussion, the Board concluded that the anticipated profit from Kovitz’s relationship with the Al Frank Fund was not excessive.

Economies of Scale. As to the extent to which the Al Frank Fund would realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Al Frank Fund and Kovitz’s expectations for growth, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Kovitz Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kovitz as the Trustees believed to be reasonably necessary to evaluate the terms of the Kovitz Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Kovitz Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Kovitz Advisory Agreement is not unreasonable; and (c) the Kovitz Advisory Agreement is in the best interests of the Al Frank Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Kovitz Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Advisor

Kovitz Investment Group Partners, LLC

71 S Wacker Dr., Suite 1860

Chicago, IL 60606

alfrankfunds.com

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Transfer Agent

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-263-6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●    Performance through the most recent quarter and month-end

●    Applications, including new account forms, IRA and IRA transfer forms

●    Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Al Frank-SAR-22

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/2/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/2/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/2/22